Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Jun. 30, 2018	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)
Related Party Transactions [Line Items]
Aggregate amount	$ 11,500	$ 69,000	$ 69,000		€ 10,000	€ 60,000	€ 60,000	$ 69,000	€ 60,000	$ 69,000	€ 60,000						$ 288,000	€ 250,000
Interest rate														15.00%
Past due interest rate														24.00%	24.00%	24.00%
Interest outstanding		69,566
Interest expenses	$ 0	$ 0	$ 29,581
Minimum [Member]
Related Party Transactions [Line Items]
Interest rate															3.00%	3.00%
Maturity date	January 2019
Maximum [Member]
Related Party Transactions [Line Items]
Interest rate															15.00%	15.00%
Maturity date	May 2019
Dandan Liu [Member]
Related Party Transactions [Line Items]
Principal amount												$ 539,000	¥ 3,484,500
Dandan Liu [Member] | Minimum [Member]
Related Party Transactions [Line Items]
Principal amount															$ 466,000	¥ 3,000,000
Dandan Liu [Member] | Maximum [Member]
Related Party Transactions [Line Items]
Principal amount															$ 471,000	¥ 3,030,000
Yuxiang Qi [Member]
Related Party Transactions [Line Items]
Principal amount	$ 13,284			¥ 94,270
Yuxiang Qi [Member] | Minimum [Member]
Related Party Transactions [Line Items]
Principal amount	$ 13,284
Yuxiang Qi [Member] | Maximum [Member]
Related Party Transactions [Line Items]
Principal amount | ¥				¥ 94,270
Yuxiang Qi [Member] | Minimum [Member]
Related Party Transactions [Line Items]
Principal amount												462,000	3,000,000
Maturity date	December 2018
Yuxiang Qi [Member] | Maximum [Member]
Related Party Transactions [Line Items]
Principal amount												$ 522,000	¥ 3,405,000
Maturity date	May 2019